7. ACQUISITIONS	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 7. ACQUISITIONS

The Company acquired all of the outstanding shares of PacMag Metals Limited (now PacMag Metals Pty Ltd) ("PacMag") on June 30, 2010. The acquisition has been accounted for as an acquisition of the net assets of PacMag, rather than a business combination, as the net assets acquired did not represent a separate business transaction. As consideration to former shareholders and option holders of PacMag, the Company issued 15,020,801 common shares valued at $28,325,101, paid $6,160,391 and incurred transaction costs of $1,282,789 for total consideration of $35,768,281.

The Company allocated the consideration to assets acquired and liabilities assumed as follows:

Cash	$837,263
Receivables and deposits	174,440
Investments	895,273
Mineral property interests	47,979,966
Equipment	1,488
Accounts payable and accrued liabilities	(128,689)
Deferred income tax liability	(13,991,460)
$35,768,281

For the purposes of these consolidated financial statements, the purchase consideration has been allocated to the fair value of assets acquired and liabilities assumed, based on management’s best estimates and taking into account all available information at the time of acquisition as well as applicable information at the time these consolidated financial statements were prepared.